Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Beginning balance	£ 398	£ 403
Impairment charge	(8)	0
Ending balance	495	398
Cost
Property, plant and equipment
Beginning balance	1,003	997
Exchange differences	58	(45)
Additions	157	129
Disposals	(107)	(96)
Acquisition of companies and businesses	65	12
Reclassification from IFRS 16 ROU assets	8	6
Ending balance	1,184	1,003
Acquisition of companies and businesses	64	11
Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(605)	(594)
Exchange differences	(40)	27
Disposals	104	90
Impairment charge	(8)
Depreciation charge	(140)	(128)
Ending balance	(689)	(605)
Land and buildings
Property, plant and equipment
Beginning balance	56	57
Ending balance	83	56
Land and buildings | Cost
Property, plant and equipment
Beginning balance	87	87
Exchange differences	5	(4)
Additions	7	3
Disposals	(1)	(2)
Acquisition of companies and businesses	29	3
Ending balance	127	87
Land and buildings | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(31)	(30)
Exchange differences	(3)	1
Disposals	1	1
Impairment charge	(8)
Depreciation charge	(3)	(3)
Ending balance	(44)	(31)
Service contract equipment
Property, plant and equipment
Beginning balance	204	214
Ending balance	231	204
Service contract equipment | Cost
Property, plant and equipment
Beginning balance	518	524
Exchange differences	27	(27)
Additions	112	94
Disposals	(72)	(73)
Acquisition of companies and businesses	2
Ending balance	587	518
Service contract equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(314)	(310)
Exchange differences	(18)	16
Disposals	72	72
Depreciation charge	(96)	(92)
Ending balance	(356)	(314)
Other plant and equipment
Property, plant and equipment
Beginning balance	53	54
Ending balance	64	53
Other plant and equipment | Cost
Property, plant and equipment
Beginning balance	188	186
Exchange differences	11	(9)
Additions	19	13
Disposals	(7)	(3)
Acquisition of companies and businesses	4	1
Ending balance	215	188
Other plant and equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(135)	(132)
Exchange differences	(8)	7
Disposals	6	2
Depreciation charge	(14)	(12)
Ending balance	(151)	(135)
Vehicles and office equipment
Property, plant and equipment
Beginning balance	85	78
Ending balance	117	85
Vehicles and office equipment | Cost
Property, plant and equipment
Beginning balance	210	200
Exchange differences	15	(5)
Additions	19	19
Disposals	(27)	(18)
Acquisition of companies and businesses	30	8
Reclassification from IFRS 16 ROU assets	8	6
Ending balance	255	210
Vehicles and office equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(125)	(122)
Exchange differences	(11)	3
Disposals	25	15
Depreciation charge	(27)	(21)
Ending balance	£ (138)	£ (125)